Direxion Daily S&P 500 Bull 1.25X Shares
Direxion Daily S&P 500 Bull 1.25X Shares

DIREXION SHARES ETF TRUST

Direxion Daily S&P 500® Bull 1.25X Shares (LLSP)

Supplement dated May 1, 2015 to the

Summary Prospectuses, Prospectus and Statement of Additional Information (“SAI”), each dated February 27, 2015

Effective May 1, 2015, Rafferty Asset Management, LLC (“Rafferty”), investment adviser to the Direxion Daily Russell 1000® Growth Index Bull 1.25X Shares, Direxion Daily Russell 1000® Value Index Bull 1.25X Shares, Direxion Daily S&P 500® Bull 1.25X Shares, Direxion Daily Mid Cap Bull 1.25X Shares, Direxion Daily Small Cap Bull 1.25X Shares, Direxion Daily Total Stock Market Bull 1.25X Shares, Direxion Daily FTSE Developed Markets Bull 1.25X Shares, Direxion Daily FTSE Emerging Markets Bull 1.25X Shares, Direxion Daily 7-10 Year Treasury Bond Bull 1.25X Shares, Direxion Daily 20+ Year Treasury Bond Bull 1.25X Shares and the Direxion Daily Total Bond Market Bull 1.25X Shares, of the Direxion Shares ETF Trust (each a “Fund” and collectively, the “Funds”), has agreed to a contractual waiver of 0.15% of its Management Fee for each Fund through September 1, 2016.

In addition, Rafferty has contractually agreed to waive all or a portion of its management fee and/or reimburse the Funds for “Other Expenses” through September 1, 2016, to the extent that a Fund’s Total Annual Fund Operating Expenses exceeds 0.35%, pursuant to the Operating Expense Limitation Agreement as described below and in the Funds’ Prospectus.

In accordance with these changes, as described above, as of May 1, 2015, the “Annual Fund Operating Expenses” table and corresponding “Expense Example” appearing in the summary section for each Fund under the heading “Fees and Expenses of the Fund” are hereby replaced with the following:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Direxion Daily S&P 500 Bull 1.25X Shares
Management Fees	[1][2]	0.45%
Distribution and/or Service (12b-1) Fees	[1]	none
Other Expenses of the Fund	[1][3]	0.28%
Acquired Fund Fees and Expenses	[1]	0.02%
Total Annual Fund Operating Expenses	[1]	0.75%
Expense Cap/Reimbursement	[1]	(0.38%)
Total Annual Fund Operating Expenses After Expense Cap/Reimbursement	[1]	0.37%
[1]	Rafferty Asset Management, LLC ("Rafferty" or the "Adviser") has entered into an Operating Expense Limitation Agreement with the Fund. Under the Operating Expense Limitation Agreement, Rafferty contractually agreed to cap all or a portion of its management fee and/or reimburse the Fund for Other Expenses through September 1, 2016, to the extent that the Fund's Total Annual Operating Expenses exceed 0.35% of the Fund's daily net assets (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense cap is subject to reimbursement by the Fund within the following three years only if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.
[2]	In addition, Rafferty has contractually agreed to waive 0.15% of its Management Fees through September 1, 2016, which is not subject to reimbursement by the Fund. There is no guarantee that the management fee waiver will continue after September 1, 2016. This contractual waiver may be terminated at any time by the Board of Trustees.
[3]	Other Expenses are estimated for the Fund's current fiscal year.

Expense Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
Direxion Daily S&P 500 Bull 1.25X Shares	38	202

Please retain a copy of this Supplement with your Summary Prospectus, Prospectus and SAI.